RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule Of Transaction With Related Parties
	Year ended December 31,
	2013	2014	2015

Cost of revenues	$5,381	$4,613	$3,343

Research and development expenses	$1,011	$1,244	$1,465

Selling and marketing expenses	$1,189	$914	$737

General and administrative expenses	$798	$1,123	$606

Purchase of property and equipment	$265	$100	$51

Schedule Of Balances With Related Parties
	December 31,
	2014	2015

Trade payables, other accounts payable and accrued expenses	$1,400	$1,915